Related party transactions - Disclosure of transactions between related parties (Details) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Related party transactions [abstract]
Collection	€ 1,657
Receivables	394
Payments	(3,342)
Liabilities	(3,926)
Net collection (payments)	(1,685)
Net receivables (liabilities)	€ (3,532)